Note 8 - Loan Receivable (Details) - iSTAR Investment Services Loan Receivable Due From Third Parties (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount	$ 10,295,800		$ 10,333,120		$ 1,205,604
A [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Rate	19.00%
A [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Rate	21.00%
A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount	$ 10,295,800	[1]	$ 10,333,120	[1]
Interest Rate	1.50%

[1]	The loan was made to the Langfang Developer, in which the Group also made an equity method investment in 2013 (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer.